[Janus Capital Letterhead]

January 31, 2020

EDGAR Operations Branch

Securities and Exchange Commission

Division of Investment Management

100 F Street, N.E.

Washington, D.C. 20549-0505

Re:	JANUS INVESTMENT FUND (the “Registrant”)

1933 Act File No. 002-34393

1940 Act File No. 811-01879

Dear Sir or Madam:

Pursuant to Rule 497(j) of Regulation C under the Securities Act of 1933, as amended (the “1933 Act”), the undersigned hereby certifies on behalf of the Registrant:

1.    There are no changes to the Prospectuses and Statement of Additional Information from the forms of the Prospectuses and Statement of Additional Information that were filed in Post-Effective Amendment No. 293 (“PEA No. 293”) on January 28, 2020, pursuant to Rule 485(b) under the 1933 Act for the Class A Shares, Class C Shares, Class D Shares, Class I Shares, Class N Shares, Class R Shares, Class S Shares, and Class T Shares, as applicable, for Janus Henderson Asia Equity Fund, Janus Henderson Balanced Fund, Janus Henderson Contrarian Fund, Janus Henderson Emerging Markets Fund, Janus Henderson Enterprise Fund, Janus Henderson European Focus Fund, Janus Henderson Forty Fund, Janus Henderson Global Equity Income Fund, Janus Henderson Global Life Sciences Fund, Janus Henderson Global Real Estate Fund, Janus Henderson Global Research Fund, Janus Henderson Global Select Fund, Janus Henderson Global Technology and Innovation Fund, Janus Henderson Global Value Fund, Janus Henderson Growth and Income Fund, Janus Henderson International Opportunities Fund, Janus Henderson International Small Cap Fund, Janus Henderson International Value Fund, Janus Henderson Overseas Fund, Janus Henderson Research Fund, Janus Henderson Triton Fund, Janus Henderson U.S. Growth Opportunities Fund, and Janus Henderson Venture Fund.

2.    The text of PEA No. 293 has been filed electronically.

If you have any questions regarding this filing, please call me at (303) 394-7310.

Respectfully,

/s/ Mary Clarke-Pearson

Mary Clarke-Pearson, Esq.
Legal Counsel

Enclosure (via EDGAR only)

cc:	Kathryn Santoro, Esq.

Deborah O’Neal

Thea Kelley